DEFERRED REVENUE	3 Months Ended
Mar. 31, 2015
Deferred Revenue Disclosure [Abstract]
Deferred Revenue
DEFERRED REVENUE
A rollforward of current deferred revenue follows.

	Williston Basin - Gas	Barnett Shale	Piceance Basin	Total current
	(In thousands)
Current deferred revenue, January 1, 2015	$—	$2,377	$—	$2,377
Additions	—	322	—	322
Less revenue recognized	—	322	—	322
Current deferred revenue, March 31, 2015	$—	$2,377	$—	$2,377
A rollforward of noncurrent deferred revenue follows.

	Williston Basin - Gas	Barnett Shale	Piceance Basin	Total noncurrent
	(In thousands)
Noncurrent deferred revenue, January 1, 2015	$17,132	$—	$38,107	$55,239
Additions	—	—	3,773	3,773
Less revenue recognized	27	—	—	27
Noncurrent deferred revenue, March 31, 2015	$17,105	$—	$41,880	$58,985

As of March 31, 2015, accounts receivable included $2.5 million of shortfall billings related to MVC arrangements that can be utilized to offset gathering fees in subsequent periods. Noncurrent deferred revenue at March 31, 2015 represents amounts that provide certain customers the ability to offset their gathering fees over a period up to seven years to the extent that the customer's throughput volumes exceeds its MVC.